Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,782,648	$ 1,666,724	$ 1,576,881
Net income	205,544	98,177	108,743
Total interest income	671	427	383
Total interest expense	4,990	4,272	3,715
Total income tax provision	34,056	18,740	68,311
Total identifiable assets	975,529	920,026	880,059
Total additions to long-lived assets	105,883	69,338	39,772
Total depreciation and amortization	38,863	35,625	34,638
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	237,557	130,944	137,854
Total interest income	20,412	17,679	11,947
Total interest expense	494	511	543
Total income tax provision	69,697	49,218	84,629
Total identifiable assets	904,979	839,967	803,783
Total additions to long-lived assets	105,755	68,855	39,709
Total depreciation and amortization	38,716	35,420	34,092
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(19,741)	(17,252)	(11,564)
VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,197,562	1,148,260	1,123,317
Net income	138,846	57,645	84,961
Total interest income	13,412	12,044	8,294
Total interest expense	175	188	211
Total income tax provision	40,847	16,436	51,910
Total identifiable assets	553,949	545,304	542,142
Total additions to long-lived assets	36,969	23,469	22,000
Total depreciation and amortization	19,700	18,630	19,090
VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,223,524	1,150,942	1,123,545
Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	585,086	518,464	453,564
Net income	98,711	73,299	52,893
Total interest income	7,000	5,635	3,653
Total interest expense	319	323	332
Total income tax provision	28,850	32,782	32,719
Total identifiable assets	351,030	294,663	261,641
Total additions to long-lived assets	68,786	45,386	17,709
Total depreciation and amortization	19,016	16,790	15,002
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(32,013)	(32,767)	(29,111)
Total interest expense	4,496	3,761	3,172
Total income tax provision	(35,641)	(30,478)	(16,318)
Total identifiable assets	70,550	80,059	76,276
Total additions to long-lived assets	128	483	63
Total depreciation and amortization	147	205	546
Routine Homecare [Member] | VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,010,518	935,913	887,940
Continuous Care [Member] | VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	122,498	124,557	138,025
General Inpatient [Member] | VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	82,677	90,472	97,580
Other [Member] | VITAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	7,831
Room And Board [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(10,054)
Implicit Price Concessions [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(11,785)
Medicare Cap [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(4,123)	(2,682)	(228)
Short-Term Core Service Jobs [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	421,790	373,579	345,638
Water Restoration [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	101,784	82,272	50,229
Contractor Revenue [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	50,093	43,770	40,097
Franchise Fees [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	6,382	6,130	5,090
Other [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	11,958	$ 12,713	$ 12,510
Implicit Price Concessions And Credit Memos [Member] | Roto-Rooter [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ (6,921)
Sales Revenue [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	67.00%	69.00%	69.00%
Sales Revenue [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	33.00%	31.00%	31.00%